Organization (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Liberty Comcast 1701 JFK Boulevard, LP
Variable Interest Entity [Line Items]
Ownership percentage	20.00%
Variable Interest Entity, Not Primary Beneficiary | Other Investments | Liberty Comcast 1701 JFK Boulevard, LP
Variable Interest Entity [Line Items]
Maximum exposure to loss	$ 75.1	$ 17.3
Liberty Property Limited Partnership
Variable Interest Entity [Line Items]
Ownership interest in operating partnership - Limited Partnership	97.70%